INVESTMENTS IN SERVICER ADVANCES - Investment in Servicer Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 17, 2013
Servicer advances	$ 2,665,551	[1]
Servicer Advance Joint Venture
Servicer advance fee, amortized cost basis	2,665,551
Servicer advances	$ 2,665,551	[2]	$ 3,200,000
Weighted Average Yield	4.40%
Weighted Average Life	2 years 7 months 6 days	[3]

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Carrying value represents the fair value of the investment in servicer advances, including the basic fee component of the related MSRs.
[3]	Weighted Average Life represents the weighted average expected timing of the receipt of expected net cash flows for this investment.